Loss Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Loss Per Share
LOSS PER SHARE [OPEN TO REMOVE IMPACT OF DUKE P&L]

Basic earnings (loss) per share is computed by dividing net income (loss) by the number of weighted-average Class A common shares outstanding during the period. Diluted earnings (loss) per share is computed using the weighted-average Class A common shares outstanding and, if dilutive, potential Class A common shares outstanding during the period. Potential Class A common shares represent the incremental Class A common shares issuable for restricted stock units and stock option exercises. The Company calculates the dilutive effect of outstanding restricted stock units and stock options on earnings (loss) per share by application of the treasury stock method. The computations of basic and diluted earnings (loss) per share ("EPS") assumes that the number of Class A common shares outstanding for all periods prior to the closing of the IPO on July 23, 2014 was equal to the historical number of shares outstanding during each period.

Weighted Average Number of Shares

Weighted average number of shares:	Year Ended December 31, 2014
Class A common stock - Basic and diluted	29,602

Class A Common Stock

Basic and diluted earnings (loss) per share for the year ended December 31, 2014 was calculated as follows:

	Year Ended December 31, 2014
(In thousands, except per share amounts)	Basic	Diluted (1)
EPS Numerator:
Net loss attributable to Class A Common stock shareholders	$(25,617)	$(25,617)
EPS Denominator:
Weighted-average shares outstanding	29,602	29,602
Loss per share	$(0.87)	$(0.87)

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(1) The computations for diluted earnings (loss) per share for the year ended December 31, 2014 excludes approximately 64.5 million shares of Class B common stock, 5.8 million shares of Class B1 common stock, 3.5 million of unvested RSAs, 0.8 million RSUs and 0.2 million options to purchase the Company's shares because the effect would have been anti-dilutive.

Follow-on Public Offering

On January 22, 2015, the Company completed the sale of a total of 13,800,000 shares of its Class A common stock to the public in a registered offering, including 1,800,000 shares sold pursuant to the underwriters' overallotment option.